UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 6325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	10/31/2014

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus

Midcap Index Fund, Inc.

ANNUAL REPORT October 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May LoseValue

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
7	UnderstandingYour Fund’s Expenses
7	ComparingYour Fund’s Expenses With Those of Other Funds
8	Statement of Investments
22	Statement of Financial Futures
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
26	Financial Highlights
27	Notes to Financial Statements
37	Report of Independent Registered Public Accounting Firm
38	Important Tax Information
39	Board Members Information
41	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Midcap Index Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Midcap Index Fund, Inc., covering the 12-month period from November 1, 2013, through October 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite bouts of heightened volatility stemming mainly from economic and geopolitical concerns in overseas markets, U.S. stocks gained ground over the reporting period as the domestic economy continued to rebound. As a result, several broad measures of equity market performance established new record highs. Smaller and more economically sensitive stocks generally fared well over the reporting period’s first half, but larger, better established companies rallied more strongly over the second half.

We remain cautiously optimistic regarding the U.S. stock market’s prospects. We currently expect the economy to continue to accelerate as several longstanding drags—including tight fiscal policies and private sector deleveraging—fade from the scene. Of course, a number of risks remain, including the possibilities of higher interest rates and intensifying geopolitical turmoil. As always, we encourage you to discuss our observations with your financial adviser to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through October 31, 2014, as provided by Thomas J. Durante, CFA, Karen Q.Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended October 31, 2014, Dreyfus Midcap Index Fund produced a total return of 11.21%.1 The Standard & Poor’s MidCap 400® Index (“S&P 400 Index”), the fund’s benchmark, produced a total return of 11.65% for the same period.2,3

Despite bouts of occasional volatility, sustained improvement in U.S. economic conditions generally helped support stock market gains across all capitalization ranges over the reporting period overall.The difference in returns between the fund and the S&P 400 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 400 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 400 Index by generally investing in all 400 stocks in the S&P 400 Index, in proportion to their respective weightings. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.The S&P 400 Index is composed of 400 stocks of midsize domestic companies across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 400 Index than smaller ones.

The fund employed futures contracts during the reporting period in its efforts to replicate the returns of the S&P 400 Index.

Stocks Climbed Despite Bouts of Volatility

The S&P 400 Index and other broad measures of stock market performance gained value over the final months of 2013 amid falling unemployment and intensifying manufacturing activity.The Federal Reserve Board (the “Fed”) appeared to confirm the economic recovery’s sustainability in December, when it began to back gradually away from its quantitative easing program. Stocks gave up some of their previous gains in January, when concerns arose regarding economic and political instability in

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

the emerging markets. In addition, U.S. GDP contracted at a surprising annualized 2.1% rate over the first quarter of 2014 due to the dampening effects of severe winter weather on corporate spending, housing market activity, export activity, and business inventory accumulation.

U.S. stocks soon rebounded strongly, with the S&P 400 Index climbing to new highs through the beginning of July as investors responded positively to expectations that the Fed would keep short-term interest rates low even as labor markets, manufacturing activity, consumer confidence, and other economic indicators improved. In fact, the U.S. economy rebounded at a robust 4.6% annualized rate during the second quarter of the year.

The market encountered renewed volatility in July and September, when disappointing economic growth in Europe, China, and Japan sparked concerns that a weaker-than-expected global economy might derail the U.S. expansion. However, strong corporate earnings and solid domestic economic data—including an estimated 3.5% annualized GDP growth rate for the third quarter of 2014—enabled the S&P 400 Index to recoup many of its more recent losses by the reporting period’s end.

In this environment, midcap stocks produced higher returns, on average, than their small-cap counterparts, but they generally lagged large-cap stocks.

Financial and Health Care Stocks Led Market’s Advance

Nine of the 10 economic segments represented in the S&P 400 Index posted positive absolute returns over the reporting period. Results were especially robust in the financials sector, where real estate investment trusts (REITs) gained value amid greater demand from income-oriented investors seeking competitive yields from dividend-paying stocks in a low interest-rate environment. REITs specializing in urban office space and retail strip malls fared especially well. Midsize insurance companies also gained value as home sales and mergers-and-acquisitions activity intensified.

In the health care sector, hospitals and health maintenance organizations (HMOs) benefited from fewer uninsured patients and rising enrollment trends, respectively, after full implementation of the Affordable Care Act. Veterinary clinics achieved higher revenues as pet owners’ disposable income increased. Pharmaceutical developers reported strong sales growth in the emerging markets, and medical equipment producers saw better-than-expected sales amid rising demand despite recent tax increases on their products. In the information technology sector, semiconductor equipment makers and suppliers to mobile phone manufacturers benefited from robust consumer demand for new smartphones, while solar energy equipment producers saw rising sales in China and India.

On the other hand, the energy sector generally declined due to weak results from offshore drillers and other service providers in an environment of falling oil prices and weak economic conditions in international markets. The telecommunications services sector lagged market averages due to weakness among fixed-line telephone service providers.

Replicating the Performance of the S&P 400 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economic recovery appears to remain on track.As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

November 17, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. market. Investors cannot invest directly in any index.
3 “Standard & Poor’s®,”“S&P®,” and “S&P MidCap 400®” are registered trademarks of Standard & Poor’s
Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, endorsed, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s, and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 10/31/14
	1 Year	5 Years	10 Years
Fund	11.21%	17.72%	10.03%
Standard & Poor’s MidCap 400 Index	11.65%	18.28%	10.50%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Midcap Index Fund, Inc. on 10/31/04 to a
$10,000 investment made in the Standard & Poor’s MidCap 400 Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S.
stock market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Midcap Index Fund, Inc. from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

Expenses paid per $1,000†	$2.59
Ending value (after expenses)	$1,051.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

Expenses paid per $1,000†	$2.55
Ending value (after expenses)	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS
October 31, 2014

Common Stocks—99.4%	Shares		Value ($)
Automobiles & Components—.4%
Gentex	324,009		10,608,055
Thor Industries	102,905		5,442,645
			16,050,700
Banks—5.5%
Associated Banc-Corp	350,068		6,581,278
Astoria Financial	189,124		2,486,981
BancorpSouth	188,166		4,333,463
Bank of Hawaii	96,711		5,662,429
Cathay General Bancorp	162,133		4,281,933
City National	105,572		8,309,572
Commerce Bancshares	177,588		8,037,633
Cullen/Frost Bankers	121,570		9,824,072
East West Bancorp	318,138		11,694,753
First Horizon National	526,458		6,770,250
First Niagara Financial Group	788,974		5,909,415
FirstMerit	368,119		6,754,984
Fulton Financial	414,954		4,929,654
Hancock Holding	182,898		6,436,181
International Bancshares	126,597		3,591,557
New York Community Bancorp	980,630		15,641,049
PacWest Bancorp	212,854		9,080,352
Prosperity Bancshares	133,192		8,043,465
Signature Bank	111,788	[a]	13,540,880
SVB Financial Group	112,653	[a]	12,616,009
Synovus Financial	308,710		7,828,886
TCF Financial	366,943		5,669,269
Trustmark	148,686		3,617,530
Umpqua Holdings	411,724		7,246,342
Valley National Bancorp	486,707	[b]	4,857,336
Washington Federal	222,615		4,859,685
Webster Financial	201,175		6,304,825
			194,909,783

Common Stocks (continued)	Shares		Value ($)
Capital Goods—10.3%
A.O. Smith	166,898		8,904,008
Acuity Brands	95,791		13,356,139
AECOM Technology	334,322	[a]	10,882,178
AGCO	193,876		8,590,646
Alliant Techsystems	70,736		8,273,283
B/E Aerospace	233,308	[a]	17,369,781
Carlisle	142,119		12,631,537
CLARCOR	112,070		7,504,207
Crane	108,907		6,790,351
Donaldson	295,308		12,278,907
Esterline Technologies	70,946	[a]	8,308,486
Exelis	420,352		7,503,283
Fortune Brands Home & Security	357,276		15,452,187
GATX	100,055		6,343,487
Graco	132,624		10,410,984
Granite Construction	78,029		2,880,050
Harsco	180,687		3,917,294
Hubbell, Cl. B	120,810		13,701,062
Huntington Ingalls Industries	109,014		11,535,861
IDEX	177,911		13,327,313
ITT	202,454		9,122,577
KBR	322,532		6,153,911
Kennametal	174,909		6,753,236
Lennox International	100,450		8,932,014
Lincoln Electric Holdings	176,666		12,804,752
MSC Industrial Direct, Cl. A	113,329		9,176,249
Nordson	131,893		10,096,409
NOW	238,367	[b]	7,165,312
Oshkosh	188,507		8,437,573
Regal-Beloit	100,321		7,119,781
SPX	96,074		9,106,854
Terex	244,764		7,041,860

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Timken	169,920		7,304,861
Trinity Industries	346,712	[b]	12,381,086
Triumph Group	116,107		8,084,530
Valmont Industries	59,732	[b]	8,133,706
Wabtec	213,580		18,431,954
Watsco	60,278		6,125,450
Woodward	129,975		6,656,020
			368,989,179
Commercial & Professional Services—2.8%
Civeo	233,067		2,841,087
Clean Harbors	123,017	[a]	6,105,334
Copart	249,195	[a]	8,333,081
Corporate Executive Board	75,323		5,551,305
Deluxe	109,605		6,663,984
FTI Consulting	92,009	[a]	3,715,323
Herman Miller	130,579		4,178,528
HNI	100,103		4,669,805
Manpowergroup	176,423		11,776,235
MSA Safety	70,343		4,042,612
R.R. Donnelley & Sons	441,105		7,697,282
Rollins	143,196		4,563,657
Towers Watson & Co., Cl. A	155,268		17,124,508
Waste Connections	274,771		13,711,073
			100,973,814
Consumer Durables & Apparel—3.8%
Brunswick	206,016		9,641,549
Carter’s	116,829		9,127,850
Deckers Outdoor	76,998	[a]	6,734,245
Hanesbrands	221,409		23,383,004
Jarden	263,241	[a]	17,134,357
Kate Spade & Company	280,810	[a]	7,618,375
KB Home	196,491	[b]	3,092,768
M.D.C. Holdings	86,314	[b]	2,107,788
NVR	8,841	[a]	10,853,035
Polaris Industries	136,353		20,570,214
Tempur Sealy International	134,760	[a]	7,093,766

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel (continued)
Toll Brothers	359,617	[a]	11,489,763
Tupperware Brands	112,054		7,143,443
			135,990,157
Consumer Services—2.7%
Apollo Education Group	215,473	[a]	6,175,456
Bally Technologies	86,779	[a]	6,977,032
Brinker International	142,830		7,661,401
Cheesecake Factory	102,775		4,721,483
DeVry Education Group	127,410		6,167,918
Domino’s Pizza	121,394		10,778,573
Graham Holdings, Cl. B	9,543		7,477,895
International Game Technology	548,731		8,993,701
International Speedway, Cl. A	61,771		1,935,285
Life Time Fitness	84,061	[a]	4,688,082
Panera Bread, Cl. A	57,380	[a]	9,274,903
Service Corporation International	474,133		10,369,289
Sotheby’s	142,082		5,634,972
Wendy’s	610,468		4,895,953
			95,751,943
Diversified Financials—2.5%
CBOE Holdings	188,449		11,107,184
Eaton Vance	267,530		9,853,130
Federated Investors, Cl. B	209,599	[b]	6,554,161
Janus Capital Group	337,351	[b]	5,056,891
MSCI	258,867		12,078,734
Raymond James Financial	279,264		15,675,088
SEI Investments	296,667		11,469,146
SLM	933,300		8,913,015
Waddell & Reed Financial, Cl. A	189,061		9,025,772
			89,733,121
Energy—4.7%
Atwood Oceanics	132,766		5,396,938
CARBO Ceramics	44,346	[b]	2,291,358
Dresser-Rand Group	169,698	[a]	13,864,327
Dril-Quip	90,346	[a]	8,126,623
Energen	161,279		10,918,588

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Gulfport Energy	189,463	[a]	9,507,253
Helix Energy Solutions Group	218,601	[a]	5,823,531
HollyFrontier	439,826		19,959,304
Oceaneering International	239,127		16,803,454
Oil States International	120,017	[a]	7,169,816
Patterson-UTI Energy	324,619		7,475,976
Peabody Energy	591,026	[b]	6,164,401
Rosetta Resources	136,439	[a]	5,188,775
Rowan, Cl. A	274,617		6,664,955
SM Energy	148,693		8,371,416
Superior Energy Services	345,901		8,699,410
Tidewater	110,258		4,065,212
Unit	102,231	[a]	4,950,025
World Fuel Services	160,455		6,617,164
WPX Energy	450,735	[a]	8,618,053
			166,676,579
Food & Staples Retailing—.3%
SUPERVALU	456,947	[a]	3,943,453
United Natural Foods	110,355	[a]	7,506,347
			11,449,800
Food, Beverage & Tobacco—1.7%
Dean Foods	205,357	[b]	3,020,801
Flowers Foods	408,919		7,769,461
Hain Celestial Group	111,275	[a]	12,045,519
Ingredion	165,384		12,775,914
Lancaster Colony	43,323		3,963,621
Post Holdings	96,812	[a]	3,630,450
Tootsie Roll Industries	48,366	[b]	1,434,052
WhiteWave Foods	385,558	[a]	14,354,324
			58,994,142
Health Care Equipment & Services—6.6%
Align Technology	161,436	[a]	8,494,762
Allscripts Healthcare Solutions	375,332	[a]	5,149,555
Centene	130,061	[a]	12,052,753
Community Health Systems	255,996	[a]	14,072,100
Cooper	107,267		17,581,061

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Halyard Health	103,726		3,938,476
Health Net	177,718	[a]	8,443,382
Henry Schein	188,912	[a]	22,675,107
Hill-Rom Holdings	127,406		5,667,019
HMS Holdings	195,936	[a,b]	4,551,593
Hologic	545,825	[a]	14,295,157
IDEXX Laboratories	112,619	[a]	15,954,734
LifePoint Hospitals	100,154	[a]	7,010,780
MEDNAX	222,565	[a]	13,894,733
Omnicare	217,735		14,498,974
Owens & Minor	141,093		4,701,219
ResMed	311,450	[b]	16,263,919
Sirona Dental Systems	122,859	[a]	9,650,574
STERIS	131,059		8,099,446
Teleflex	91,850		10,481,922
Thoratec	122,991	[a]	3,342,895
VCA	191,917	[a]	8,745,658
WellCare Health Plans	97,286	[a]	6,602,801
			236,168,620
Household & Personal Products—1.1%
Church & Dwight	300,869		21,785,924
Energizer Holdings	137,178		16,824,882
			38,610,806
Insurance—4.9%
Alleghany	36,377	[a]	16,161,574
American Financial Group	166,053		9,934,951
Arthur J. Gallagher & Co.	353,155		16,845,494
Aspen Insurance Holdings	145,319		6,340,268
Brown & Brown	263,270		8,387,782
Everest Re Group	101,130		17,257,835
First American Financial	237,883		7,212,613
HCC Insurance Holdings	221,681		11,569,531
Kemper	114,551		4,221,204
Mercury General	81,056		4,305,695
Old Republic International	538,612		7,955,299
Primerica	121,960		6,238,254

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
Protective Life	174,858		12,184,105
Reinsurance Group of America	151,443		12,759,073
RenaissanceRe Holdings	90,013		9,301,043
StanCorp Financial Group	97,105		6,754,624
The Hanover Insurance Group	97,622		6,534,817
W.R. Berkley	226,937		11,696,333
			175,660,495
Materials—7.4%
Albemarle	176,408		10,298,699
AptarGroup	144,775		9,010,796
Ashland	160,523		17,347,721
Cabot	143,009		6,639,908
Carpenter Technology	118,076		5,909,704
Cliffs Natural Resources	340,088	[b]	3,819,188
Commercial Metals	260,208		4,498,996
Compass Minerals International	74,484		6,381,789
Cytec Industries	158,130		7,373,602
Domtar	144,332		5,927,715
Eagle Materials	111,065		9,710,413
Greif, Cl. A	74,939		3,301,812
Louisiana-Pacific	313,917	[a]	4,583,188
Minerals Technologies	77,292		5,929,069
NewMarket	24,374		9,457,356
Olin	172,414		4,179,315
Packaging Corporation of America	217,815		15,700,105
PolyOne	206,381		7,638,161
Rayonier Advanced Materials	91,918	[b]	2,622,421
Reliance Steel & Aluminum	172,302		11,626,939
Rock-Tenn, Cl. A	317,946		16,262,938
Royal Gold	144,636		8,265,947
RPM International	295,348		13,379,264
Scotts Miracle-Gro, Cl. A	97,729		5,789,466
Sensient Technologies	108,542		6,423,516
Silgan Holdings	97,137		4,775,255
Sonoco Products	225,975		9,235,598
Steel Dynamics	533,290		12,271,003
TimkenSteel	84,960		3,447,677

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
United States Steel	322,449	[b]	12,910,858
Valspar	171,677		14,104,982
Worthington Industries	114,265		4,416,342
			263,239,743
Media—1.6%
AMC Networks, Cl. A	131,272	[a]	7,961,647
Cinemark Holdings	231,326		8,170,434
DreamWorks Animation SKG, Cl. A	161,828	[a,b]	3,605,528
John Wiley & Sons, Cl. A	103,748		6,057,846
Lamar Advertising, Cl. A	176,269		9,104,294
Live Nation Entertainment	316,441	[a]	8,227,466
Meredith	80,245		4,183,974
New York Times, Cl. A	289,745		3,720,326
Time	243,856		5,508,707
			56,540,222
Pharmaceuticals, Biotech &
Life Sciences—3.5%
Bio-Rad Laboratories, Cl. A	45,464	[a]	5,129,248
Charles River Laboratories International	107,889	[a]	6,814,269
Covance	125,574	[a]	10,033,363
Cubist Pharmaceuticals	167,029	[a]	12,074,526
Endo International	339,564	[a,b]	22,723,623
Keysight Technologies	368,891		11,620,067
Mettler-Toledo International	64,152	[a]	16,581,367
Salix Pharmaceuticals	141,512	[a]	20,356,501
Techne	81,839		7,451,441
United Therapeutics	104,662	[a]	13,707,582
			126,491,987
Real Estate—10.1%
Alexander & Baldwin	100,359		4,017,371
Alexandria Real Estate Equities	158,886	[c]	13,187,538
American Campus Communities	233,035	[c]	9,151,284
BioMed Realty Trust	433,050	[c]	9,405,846
Camden Property Trust	189,671	[c]	14,542,076
Corporate Office Properties Trust	194,292	[c]	5,311,943
Corrections Corporation of America	258,547	[c]	9,509,359
Duke Realty	756,932	[c]	14,351,431

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Real Estate (continued)
Equity One	169,063	[c]	4,057,512
Extra Space Storage	244,186	[c]	14,201,858
Federal Realty Investment Trust	150,448	[c]	19,829,046
Highwoods Properties	200,274	[c]	8,585,746
Home Properties	126,872	[c]	8,159,138
Hospitality Properties Trust	331,119	[c]	9,804,434
Jones Lang LaSalle	98,817		13,361,047
Kilroy Realty	184,768	[c]	12,516,184
LaSalle Hotel Properties	231,093	[c]	9,061,157
Liberty Property Trust	327,509	[c]	11,387,488
Mack-Cali Realty	195,303	[c]	3,658,025
Mid-America Apartment Communities	166,339	[c]	11,753,514
National Retail Properties	277,795	[b,c]	10,589,545
Omega Healthcare Investors	282,468	[b,c]	10,778,979
Potlatch	91,070	[c]	4,006,169
Rayonier	280,317	[c]	9,382,210
Realty Income	494,612	[b,c]	22,766,990
Regency Centers	204,850	[c]	12,434,395
Senior Housing Properties Trust	452,026	[c]	10,211,267
SL Green Realty	212,435	[c]	24,578,730
Tanger Factory Outlet Centers	212,898	[c]	7,615,361
Taubman Centers	140,394	[c]	10,676,964
UDR	556,957	[c]	16,836,810
Washington Prime Group	341,759		6,025,211
Weingarten Realty Investors	249,703	[c]	9,051,734
			360,806,362
Retailing—4.9%
Aaron’s	156,431		3,873,232
Abercrombie & Fitch, Cl. A	160,299		5,366,811
Advance Auto Parts	161,455		23,727,427
American Eagle Outfitters	388,411	[b]	4,998,850
ANN	102,261	[a]	3,925,800
Ascena Retail Group	286,297	[a]	3,564,398
Big Lots	124,465		5,681,827
Cabela’s	105,728	[a,b]	5,077,059
Chico’s FAS	336,176		5,069,534
CST Brands	168,117		6,430,475

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
Dick’s Sporting Goods	220,825		10,018,830
Foot Locker	320,302		17,940,115
Guess?	141,373		3,134,239
HSN	74,989		4,954,523
J.C. Penney	676,815	[a,b]	5,150,562
LKQ	668,417	[a]	19,096,674
Murphy USA	96,387	[a]	5,522,975
Office Depot	1,061,610	[a]	5,541,604
Rent-A-Center	119,122		3,689,208
Signet Jewelers	177,544		21,307,055
Williams-Sonoma	194,010		12,616,470
			176,687,668
Semiconductors & Semiconductor
Equipment—2.9%
Advanced Micro Devices	1,416,562	[a,b]	3,966,374
Atmel	926,114	[a]	6,871,766
Cree	270,377	[a,b]	8,511,468
Cypress Semiconductor	322,262	[a,b]	3,193,616
Fairchild Semiconductor International	270,234	[a]	4,148,092
Integrated Device Technology	328,963	[a]	5,398,283
International Rectifier	157,087	[a]	6,247,350
Intersil, Cl. A	283,820		3,771,968
RF Micro Devices	638,631	[a,b]	8,308,589
Semtech	151,940	[a]	3,856,237
Silicon Laboratories	87,987	[a]	4,011,327
Skyworks Solutions	419,715		24,444,202
SunEdison	555,334	[a]	10,834,566
Teradyne	454,116		8,355,734
			101,919,572
Software & Services—9.0%
ACI Worldwide	250,120	[a]	4,812,309
Acxiom	167,264	[a]	3,151,254
Advent Software	98,100		3,390,336
ANSYS	205,306	[a]	16,128,839
AOL	177,334	[a]	7,719,349
Broadridge Financial Solutions	263,917		11,593,874
Cadence Design Systems	642,306	[a]	11,529,393

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
CDK Global	355,283	[a]	11,937,509
CommVault Systems	99,105	[a]	4,394,316
Compuware	481,344		4,885,642
Concur Technologies	106,075	[a]	13,611,544
Convergys	224,430		4,526,753
Conversant	139,622	[a]	4,921,676
CoreLogic	204,653	[a]	6,419,965
Covisint	67,511	[a]	195,106
DST Systems	70,419		6,784,871
Equinix	118,021		24,654,587
FactSet Research Systems	86,685	[b]	11,393,876
Fair Isaac	75,355		4,694,617
Fortinet	305,374	[a]	7,954,993
Gartner	197,774	[a]	15,962,340
Global Payments	150,545		12,118,873
Informatica	243,936	[a]	8,698,758
Jack Henry & Associates	186,405		11,150,747
Leidos Holdings	139,763		5,111,133
Mentor Graphics	211,209		4,475,519
NeuStar, Cl. A	137,722	[a,b]	3,637,238
PTC	258,648	[a]	9,867,421
Rackspace Hosting	263,602	[a]	10,111,773
Rovi	207,879	[a]	4,340,514
Science Applications International	91,148		4,458,049
SolarWinds	145,368	[a]	6,912,248
Solera Holdings	152,396		7,916,972
Synopsys	346,205	[a]	14,187,481
TIBCO Software	338,472	[a]	7,910,091
Ultimate Software Group	62,734	[a]	9,442,094
VeriFone Systems	251,149	[a]	9,357,812
WEX	86,076	[a]	9,774,791
			320,134,663
Technology Hardware & Equipment—4.9%
3D Systems	229,518	[a,b]	8,675,780
ARRIS Group	291,383	[a]	8,747,318
Arrow Electronics	218,043	[a]	12,397,925
Avnet	306,792		13,268,754

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
Belden	95,198		6,777,146
Ciena	236,510	[a]	3,963,908
Cognex	188,583	[a]	7,460,343
Diebold	141,912		5,027,942
FEI	91,913		7,746,428
Ingram Micro, Cl. A	344,551	[a]	9,247,749
InterDigital	87,414		4,320,874
Itron	84,604	[a]	3,293,634
JDS Uniphase	519,153	[a]	6,987,799
Knowles	188,801	[a]	3,674,067
Lexmark International, Cl. A	138,633		5,983,400
National Instruments	223,176		7,070,216
NCR	372,253	[a]	10,300,241
Plantronics	93,422		4,845,799
Polycom	296,256	[a]	3,875,028
Riverbed Technology	357,182	[a]	6,782,886
Tech Data	83,604	[a]	4,992,831
Trimble Navigation	577,388	[a]	15,508,642
Vishay Intertechnology	300,579		4,060,822
Zebra Technologies, Cl. A	112,029	[a]	8,262,139
			173,271,671
Telecommunication Services—.5%
Telephone & Data Systems	219,731		5,633,903
tw telecom	306,666	[a]	13,119,171
			18,753,074
Transportation—2.5%
Alaska Air Group	304,623		16,215,082
Con-way	126,360		5,480,233
Genesee & Wyoming, Cl. A	113,134	[a]	10,883,491
J.B. Hunt Transport Services	204,560		16,317,751
JetBlue Airways	542,636	[a,b]	6,262,019
Kirby	126,270	[a]	13,962,937
Landstar System	98,930		7,321,809
Old Dominion Freight Line	152,118	[a]	11,084,839
Werner Enterprises	100,616		2,770,965
			90,299,126

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Utilities—4.8%
Alliant Energy	245,815		15,218,407
Aqua America	393,026		10,297,281
Atmos Energy	222,214		11,777,342
Black Hills	99,100		5,423,743
Cleco	134,705		7,241,741
Great Plains Energy	342,127		9,213,480
Hawaiian Electric Industries	227,656	[b]	6,410,793
IDACORP	111,607		7,056,911
MDU Resources Group	430,778		12,139,324
National Fuel Gas	186,165		12,888,203
OGE Energy	441,021		16,445,673
ONE Gas	112,512		4,269,830
PNM Resources	172,825		4,986,001
Questar	389,209		9,383,829
UGI	382,732		14,425,169
Vectren	183,187		8,234,256
Westar Energy	285,993		10,813,395
WGL Holdings	114,904		5,400,488
			171,625,866
Total Common Stocks
(cost $2,266,056,667)			3,549,729,093
	Principal
Short-Term Investments—.0%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.01%, 3/12/15	1,455,000	[d]	1,454,818
0.04%, 12/11/14	35,000	[d]	35,000
Total Short-Term Investments
(cost $1,489,932)			1,489,818

Other Investment—.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $27,543,002)	27,543,002	[e]	27,543,002

Investment of Cash Collateral
for Securities Loaned—4.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $145,869,660)	145,869,660 [e]	145,869,660
Total Investments (cost $2,440,959,261)	104.3%	3,724,631,573
Liabilities, Less Cash and Receivables	(4.3%)	(152,213,512)
Net Assets	100.0%	3,572,418,061

a Non-income producing security.
b Security, or portion thereof, on loan.At October 31, 2014, the value of the fund’s securities on loan was
$150,259,695 and the value of the collateral held by the fund was $153,520,801, consisting of cash collateral of
$145,869,660 and U.S. Government & Agency securities valued at $7,651,141.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Capital Goods	10.3	Semiconductors &
Real Estate	10.1	Semiconductor Equipment	2.9
Software & Services	9.0	Commercial &
Materials	7.4	Professional Services	2.8
Health Care Equipment & Services	6.6	Consumer Services	2.7
Banks	5.5	Diversified Financials	2.5
Insurance	4.9	Transportation	2.5
Retailing	4.9	Food, Beverage & Tobacco	1.7
Short-Term/Money Market Investments	4.9	Media	1.6
Technology Hardware & Equipment	4.9	Household & Personal Products	1.1
Utilities	4.8	Telecommunication Services	.5
Energy	4.7	Automobiles & Components	.4
Consumer Durables & Apparel	3.8	Food & Staples Retailing	.3
Pharmaceuticals,
Biotech & Life Sciences	3.5		104.3

† Based on net assets.
See notes to financial statements.

The Fund 21

STATEMENT OF FINANCIAL FUTURES
October 31, 2014

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2014	($)
Financial Futures Long
Standard & Poor’s
Midcap 400 E-mini	142	20,098,680	December 2014	1,375,639

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $150,259,695)—Note 1(b):
Unaffiliated issuers	2,267,546,599	3,551,218,911
Affiliated issuers	173,412,662	173,412,662
Cash		6,419,841
Receivable for investment securities sold		4,902,110
Dividends and securities lending income receivable		2,727,294
Receivable for shares of Common Stock subscribed		1,375,853
Receivable for futures variation margin—Note 4		335,753
		3,740,392,424
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,423,832
Liability for securities on loan—Note 1(b)		145,869,660
Payable for investment securities purchased		15,969,376
Payable for shares of Common Stock redeemed		4,709,472
Accrued expenses		2,023
		167,974,363
Net Assets ($)		3,572,418,061
Composition of Net Assets ($):
Paid-in capital		2,099,742,518
Accumulated undistributed investment income—net		24,661,099
Accumulated net realized gain (loss) on investments		162,966,493
Accumulated net unrealized appreciation (depreciation)
on investments (including $1,375,639 net unrealized
appreciation on financial futures)		1,285,047,951
Net Assets ($)		3,572,418,061
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		91,287,916
Net Asset Value, offering and redemption price per share ($)		39.13

See notes to financial statements.

The Fund 23

STATEMENT OF OPERATIONS
Year Ended October 31, 2014

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	50,444,644
Affiliated issuers	27,131
Income from securities lending—Note 1(b)	2,045,585
Interest	2,477
Total Income	52,519,837
Expenses:
Management fee—Note 3(a)	8,851,384
Shareholder servicing costs—Note 3(b)	8,851,384
Directors’ fees —Note 3(a,c)	246,159
Loan commitment fees—Note 2	33,405
Interest expense—Note 2	7,783
Total Expenses	17,990,115
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(246,159)
Net Expenses	17,743,956
Investment Income—Net	34,775,881
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	186,410,279
Net realized gain (loss) on financial futures	4,070,650
Net Realized Gain (Loss)	190,480,929
Net unrealized appreciation (depreciation) on investments	146,598,821
Net unrealized appreciation (depreciation) on financial futures	744,782
Net Unrealized Appreciation (Depreciation)	147,343,603
Net Realized and Unrealized Gain (Loss) on Investments	337,824,532
Net Increase in Net Assets Resulting from Operations	372,600,413

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2014	2013
Operations ($):
Investment income—net	34,775,881	31,473,811
Net realized gain (loss) on investments	190,480,929	127,017,033
Net unrealized appreciation
(depreciation) on investments	147,343,603	667,298,120
Net Increase (Decrease) in Net Assets
Resulting from Operations	372,600,413	825,788,964
Dividends to Shareholders from ($):
Investment income—net	(29,701,904)	(28,757,493)
Net realized gain on investments	(126,163,403)	(94,133,024)
Total Dividends	(155,865,307)	(122,890,517)
Capital Stock Transactions ($):
Net proceeds from shares sold	802,100,848	988,501,317
Dividends reinvested	140,337,139	111,388,626
Cost of shares redeemed	(992,963,048)	(891,560,116)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(50,525,061)	208,329,827
Total Increase (Decrease) in Net Assets	166,210,045	911,228,274
Net Assets ($):
Beginning of Period	3,406,208,016	2,494,979,742
End of Period	3,572,418,061	3,406,208,016
Undistributed investment income—net	24,661,099	19,587,122
Capital Share Transactions (Shares):
Shares sold	21,370,235	30,244,588
Shares issued for dividends reinvested	3,833,741	3,879,804
Shares redeemed	(26,445,797)	(27,347,388)
Net Increase (Decrease) in Shares Outstanding	(1,241,821)	6,777,004

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	36.81	29.10	27.46	25.98	20.66
Investment Operations:
Investment income—net[a]	.37	.35	.26	.18	.25
Net realized and unrealized
gain (loss) on investments	3.64	8.80	2.72	1.91	5.31
Total from Investment Operations	4.01	9.15	2.98	2.09	5.56
Distributions:
Dividends from
investment income—net	(.32)	(.34)	(.20)	(.22)	(.24)
Dividends from net realized
gain on investments	(1.37)	(1.10)	(1.14)	(.39)	—
Total Distributions	(1.69)	(1.44)	(1.34)	(.61)	(.24)
Net asset value, end of period	39.13	36.81	29.10	27.46	25.98
Total Return (%)	11.21	32.84	11.51	8.00	27.05
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	.51	.51	.51	.51
Ratio of net expenses
to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	.98	1.07	.92	.64	1.07
Portfolio Turnover Rate	16.22	10.41	12.76	19.40	14.15
Net Assets, end of period
($ x 1,000)	3,572,418	3,406,208	2,494,980	2,302,143	2,201,094

a Based on average shares outstanding.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Midcap Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective seeks to match the performance of the Standard & Poor’s® MidCap 400 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	3,528,422,038	—	—	3,528,422,038
Equity Securities—
Foreign
Common Stocks†	21,307,055	—	—	21,307,055
Mutual Funds	173,412,662	—	—	173,412,662
U.S. Treasury	—	1,489,818	—	1,489,818
Other Financial
Instruments:
Financial Futures††	1,375,639	—	—	1,375,639

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

At October 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus,

the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended October 31, 2014,The Bank of New York Mellon earned $488,625 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2013( $)	Purchases ($)	Sales ($)	10/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	121,475,842	512,181,606	606,114,446	27,543,002.8
Dreyfus
Institutional
Cash
Advantage
Fund	37,872,072	973,048,474	865,050,886	145,869,660	4.1
Total	159,347,914	1,485,230,080	1,471,165,332	173,412,662

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $31,649,427, undistributed capital gains $187,117,220 and unrealized appreciation $1,253,908,896.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2014 and October 31, 2013 were as follows: ordinary income $43,050,248 and $32,853,514, and long-term capital gains $112,815,059 and $90,037,003, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2014 was approximately $716,200 with a related weighted average annualized interest rate of 1.09%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses. The Manager has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended October 31, 2014, fees reimbursed by the Manager amounted to $246,159.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2014, the fund was charged $8,851,384 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $721,342 and Shareholder Services Plan fees $721,342, which are offset against an expense reimbursement currently in effect in the amount of $18,852.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2014, amounted to $568,751,610 and $674,299,968, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at October 31, 2014 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2014:

Average Market Value ($)
Equity financial futures	40,047,970

At October 31, 2014, the cost of investments for federal income tax purposes was $2,470,722,677; accordingly, accumulated net unrealized appreciation on investments was $1,253,908,896, consisting of $1,358,820,943 gross unrealized appreciation and $104,912,047 gross unrealized depreciation.

NOTE 5—Pending Legal Matters

The fund and dozens of other entities and individuals have been named as defendants in an adversary proceeding pending in the United States Bankruptcy Court for the Southern District of New York (Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al., Adv. Pro. No. 10-04609).The complaint alleges that payments made to shareholders

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

of Lyondell Chemical Company (“Lyondell”) in connection with the acquisition of Lyondell by Basell AF S.C.A. in a cash-out merger in or around December, 2007 constitute constructive or intentional “fraudulent transfers” under applicable state law and seeks to recover from the former Lyondell shareholders the payments received for the shares.

On January 14, 2014, the Court issued a decision and order on motions to dismiss granting in part, and denying in part, the motions. On April 9, 2014, plaintiff filed a Third Amended Complaint continuing to assert constructive or intentional fraudulent transfer claims under applicable state law.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcome of the pending litigation. Consequently, at this time, management is unable to estimate the possible loss that may result.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Midcap Index Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Midcap Index Fund, Inc., including the statements of investments and financial futures, as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Midcap Index Fund, Inc. at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2014

The Fund 37

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended October 31, 2014 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2014, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $32,935,726 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2015 of the percentage applicable to the preparation of their 2014 income tax returns.Also, the fund hereby designates $1.1929 per share as a long-term capital gain distribution and $.1448 per share as a short-term capital gain distribution paid on December 27, 2013 and the fund also reports $.0297 per share as a long-term capital gain distribution paid on March 18, 2014.

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 144
———————
Peggy C. Davis (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, NewYork University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 51
———————
David P. Feldman (74)
Board Member (1989)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1985-present)
Other Public Company Board Membership During Past 5Years:
• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-present)
No. of Portfolios for which Board Member Serves: 37
———————
Ehud Houminer (74)
Board Member (1996)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 61

The Fund 39

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Lynn Martin (74)
Board Member (2012)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 37

———————
Robin A. Melvin (51)
Board Member (2012)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113

———————
Dr. Martin Peretz (75)
Board Member (2006)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-2011) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-2010)
No. of Portfolios for which Board Member Serves: 37

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James F. Henry, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Philip L.Toia, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 144 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

The Fund 41

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 169 portfolios). He is 57 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 164 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Distributor since October 2011.

NOTES

For More Information

Ticker Symbol: PESPX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $31,594 in 2013 and $32,226 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2013 and $12,120 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,064 in 2013 and $3,578 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,133 in 2013 and $2,228 in 2014. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $53,266,415 in 2013 and $26,822,186 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 18, 2014

By:       /s/James Windels

            James Windels,

            Treasurer

Date:    December 18, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)